Cover	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	BANCO BILBAO VIZCAYA ARGENTARIA, S.A.
Entity Central Index Key	0000842180
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-10110
Entity Address, Address Line One	Calle Azul, 4
Entity Address, City or Town	Madrid
Entity Address, Country	ES
Entity Address, Postal Zip Code	28050